Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 205,465	$ 28,939	¥ 175,292
Accounts receivable, net	260,979	36,758	316,657
Prepaid expenses and other current assets	78,653	11,078	115,170
Amounts due from related parties	355	50	1,115
Investment in marketable security	31,525	4,440	40,548
Total current assets	576,977	81,265	648,782
Property and equipment, net	2,193	309	2,735
Intangible assets, net	412,154	58,051	419,055
Goodwill	182,467	25,700	172,781
Long term investment	254,411	35,833	234,176
Long term deposits and other assets	726	102	953
Right-of-use assets-operating lease	12,157	1,712	19,209
Deferred tax assets	7,379	1,039	4,337
Total non-current assets	871,487	122,746	853,246
TOTAL ASSETS	1,448,464	204,011	1,502,028
Current liabilities
Bank loan			5,000
Accounts payable	73,183	10,306	116,251
Accrued salary and employee benefits	14,763	2,079	12,428
Accrued expenses and other current liabilities	27,610	3,889	13,264
Contingent consideration – earn-out liability			4,336
Warrant liabilities			166
Income tax payable	13,005	1,832	13,531
Lease liabilities-operating lease -current	7,974	1,123	7,174
Deferred revenue	97,586	13,745	93,383
Total current liabilities	234,121	32,974	265,533
Non-current liabilities
Deferred tax liabilities	59,818	8,425	61,236
Lease liabilities-operating lease -non-current	4,798	676	12,773
Total non-current liabilities	64,616	9,101	74,009
TOTAL LIABILITIES	298,737	42,075	339,542
Commitments and contingencies
EQUITY
Shares to be issued	30,777	4,335	33,923
Treasury stocks	(19,216)	(2,707)	(16,482)
Statutory reserves	44,698	6,296	39,208
Retained earnings	628,821	88,568	665,099
Accumulated other comprehensive income	17,965	2,530	18,070
Total shareholders’ equity	1,150,564	162,054	1,160,594
Non-controlling interests	(837)	(118)	1,892
Total equity	1,149,727	161,936	1,162,486
TOTAL LIABILITIES AND EQUITY	1,448,464	204,011	1,502,028
Class A Ordinary Shares
EQUITY
Ordinary shares value	423,623	59,666	396,880
Class B Ordinary Shares
EQUITY
Ordinary shares value	¥ 23,896	$ 3,366	¥ 23,896